Distribution Date:	04/17/26	UBS Commercial Mortgage Trust 2018-C10
Determination Date:	04/13/26
Next Distribution Date:	05/15/26
Record Date:	03/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-C10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276FAS3	3.184700%	21,314,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276FAT1	3.559200%	23,134,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276FAU8	4.212500%	34,712,000.00	14,553,957.81	579,175.58	51,090.46	0.00	0.00	630,266.04	13,974,782.23	34.00%	30.00%
A-3	90276FAV6	4.048400%	195,000,000.00	166,600,441.32	0.00	562,054.36	0.00	0.00	562,054.36	166,600,441.32	34.00%	30.00%
A-4	90276FAW4	4.313400%	237,135,000.00	237,135,000.00	0.00	852,381.76	0.00	0.00	852,381.76	237,135,000.00	34.00%	30.00%
A-S	90276FAZ7	4.494400%	41,086,000.00	41,086,000.00	0.00	153,880.77	0.00	0.00	153,880.77	41,086,000.00	27.51%	24.38%
B	90276FBA1	4.695600%	33,782,000.00	33,782,000.00	0.00	132,188.97	0.00	0.00	132,188.97	33,782,000.00	22.18%	19.75%
C	90276FBB9	5.200133%	37,434,000.00	37,434,000.00	0.00	162,218.15	0.00	0.00	162,218.15	37,434,000.00	16.26%	14.63%
D	90276FAC8	3.000000%	31,956,000.00	31,956,000.00	0.00	79,890.00	0.00	0.00	79,890.00	31,956,000.00	11.21%	10.25%
D-RR	90276FAF1	5.200133%	11,869,000.00	11,869,000.00	0.00	51,433.65	0.00	0.00	51,433.65	11,869,000.00	9.34%	8.63%
E-RR	90276FAH7	5.200133%	20,087,000.00	20,087,000.00	0.00	87,045.89	0.00	0.00	87,045.89	20,087,000.00	6.16%	5.88%
F-RR	90276FAK0	5.200133%	9,130,000.00	9,130,000.00	0.00	39,564.35	0.00	0.00	39,564.35	9,130,000.00	4.72%	4.63%
NR-RR	90276FAM6	5.200133%	33,782,806.00	29,883,268.11	0.00	56,481.51	0.00	0.00	56,481.51	29,883,268.11	0.00%	0.00%
Z	90276FAN4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276FAQ7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			730,421,806.00	633,516,667.24	579,175.58	2,228,229.87	0.00	0.00	2,807,405.45	632,937,491.66

X-A	90276FAX2	0.995791%	511,295,000.00	418,289,399.13	0.00	347,107.18	0.00	0.00	347,107.18	417,710,223.55
X-B	90276FAY0	0.409965%	112,302,000.00	112,302,000.00	0.00	38,366.56	0.00	0.00	38,366.56	112,302,000.00
X-D	90276FAA2	2.200133%	31,956,000.00	31,956,000.00	0.00	58,589.54	0.00	0.00	58,589.54	31,956,000.00
Notional SubTotal			655,553,000.00	562,547,399.13	0.00	444,063.28	0.00	0.00	444,063.28	561,968,223.55

Deal Distribution Total					579,175.58	2,672,293.15	0.00	0.00	3,251,468.73

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276FAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276FAT1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276FAU8	419.27742020	16.68516882	1.47183856	0.00000000	0.00000000	0.00000000	0.00000000	18.15700737	402.59225138
A-3	90276FAV6	854.36123754	0.00000000	2.88233005	0.00000000	0.00000000	0.00000000	0.00000000	2.88233005	854.36123754
A-4	90276FAW4	1,000.00000000	0.00000000	3.59450001	0.00000000	0.00000000	0.00000000	0.00000000	3.59450001	1,000.00000000
A-S	90276FAZ7	1,000.00000000	0.00000000	3.74533345	0.00000000	0.00000000	0.00000000	0.00000000	3.74533345	1,000.00000000
B	90276FBA1	1,000.00000000	0.00000000	3.91300012	0.00000000	0.00000000	0.00000000	0.00000000	3.91300012	1,000.00000000
C	90276FBB9	1,000.00000000	0.00000000	4.33344420	0.00000000	0.00000000	0.00000000	0.00000000	4.33344420	1,000.00000000
D	90276FAC8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
D-RR	90276FAF1	1,000.00000000	0.00000000	4.33344427	0.00000000	0.00000000	0.00000000	0.00000000	4.33344427	1,000.00000000
E-RR	90276FAH7	1,000.00000000	0.00000000	4.33344402	0.00000000	0.00000000	0.00000000	0.00000000	4.33344402	1,000.00000000
F-RR	90276FAK0	1,000.00000000	0.00000000	4.33344469	0.00000000	0.00000000	0.00000000	0.00000000	4.33344469	1,000.00000000
NR-RR	90276FAM6	884.57033764	0.00000000	1.67190108	2.16133497	70.70888812	0.00000000	0.00000000	1.67190108	884.57033764
Z	90276FAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276FAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276FAX2	818.09796523	0.00000000	0.67887849	0.00000000	0.00000000	0.00000000	0.00000000	0.67887849	816.96520316
X-B	90276FAY0	1,000.00000000	0.00000000	0.34163737	0.00000000	0.00000000	0.00000000	0.00000000	0.34163737	1,000.00000000
X-D	90276FAA2	1,000.00000000	0.00000000	1.83344411	0.00000000	0.00000000	0.00000000	0.00000000	1.83344411	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/26 - 03/30/26	30	0.00	51,090.46	0.00	51,090.46	0.00	0.00	0.00	51,090.46	0.00
A-3	03/01/26 - 03/30/26	30	0.00	562,054.36	0.00	562,054.36	0.00	0.00	0.00	562,054.36	0.00
A-4	03/01/26 - 03/30/26	30	0.00	852,381.76	0.00	852,381.76	0.00	0.00	0.00	852,381.76	0.00
X-A	03/01/26 - 03/30/26	30	0.00	347,107.18	0.00	347,107.18	0.00	0.00	0.00	347,107.18	0.00
X-B	03/01/26 - 03/30/26	30	0.00	38,366.56	0.00	38,366.56	0.00	0.00	0.00	38,366.56	0.00
A-S	03/01/26 - 03/30/26	30	0.00	153,880.77	0.00	153,880.77	0.00	0.00	0.00	153,880.77	0.00
B	03/01/26 - 03/30/26	30	0.00	132,188.97	0.00	132,188.97	0.00	0.00	0.00	132,188.97	0.00
C	03/01/26 - 03/30/26	30	0.00	162,218.15	0.00	162,218.15	0.00	0.00	0.00	162,218.15	0.00
X-D	03/01/26 - 03/30/26	30	0.00	58,589.54	0.00	58,589.54	0.00	0.00	0.00	58,589.54	0.00
D	03/01/26 - 03/30/26	30	0.00	79,890.00	0.00	79,890.00	0.00	0.00	0.00	79,890.00	0.00
D-RR	03/01/26 - 03/30/26	30	0.00	51,433.65	0.00	51,433.65	0.00	0.00	0.00	51,433.65	0.00
E-RR	03/01/26 - 03/30/26	30	0.00	87,045.89	0.00	87,045.89	0.00	0.00	0.00	87,045.89	0.00
F-RR	03/01/26 - 03/30/26	30	0.00	39,564.35	0.00	39,564.35	0.00	0.00	0.00	39,564.35	0.00
NR-RR	03/01/26 - 03/30/26	30	2,305,736.91	129,497.47	0.00	129,497.47	73,015.96	0.00	0.00	56,481.51	2,388,744.65
Totals			2,305,736.91	2,745,309.11	0.00	2,745,309.11	73,015.96	0.00	0.00	2,672,293.15	2,388,744.65

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,251,468.73
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,757,222.62	Master Servicing Fee	5,176.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,941.62
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	272.76
ARD Interest	0.00	Operating Advisor Fee	1,047.41
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	185.48
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,757,222.62	Total Fees	11,913.50

Principal		Expenses/Reimbursements
Scheduled Principal	579,175.58	Reimbursement for Interest on Advances	1,176.63
Unscheduled Principal Collections		ASER Amount	41,686.38
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,763.89
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,126.55
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	3,262.51
Total Principal Collected	579,175.58	Total Expenses/Reimbursements	73,015.96

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,672,293.15
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	579,175.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,251,468.73
Total Funds Collected	3,336,398.20	Total Funds Distributed	3,336,398.19

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	633,516,667.24	633,516,667.24	Beginning Certificate Balance	633,516,667.24
(-) Scheduled Principal Collections	579,175.58	579,175.58	(-) Principal Distributions	579,175.58
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	632,937,491.66	632,937,491.66	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	634,433,211.11	634,433,211.11	Ending Certificate Balance	632,937,491.66
Ending Actual Collateral Balance	633,913,819.64	633,913,819.64

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.20%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	62,089,213.28	9.81%	22	5.1336	NAP	Defeased	8	62,089,213.28	9.81%	22	5.1336	NAP
5,000,000 or less	17	54,201,389.73	8.56%	24	5.3700	2.111178	1.30 or less	7	138,401,599.00	21.87%	25	4.9782	0.536243
5,000,001 to 10,000,000	15	115,863,295.65	18.31%	25	5.1734	1.972850	1.31 to 1.40	4	45,761,385.42	7.23%	24	5.3841	1.377127
10,000,001 to 15,000,000	7	90,923,299.36	14.37%	24	5.4469	1.496237	1.41 to 1.50	8	77,826,340.55	12.30%	25	5.2848	1.473866
15,000,001 to 20,000,000	5	92,819,415.20	14.66%	25	4.9806	1.618378	1.51 to 1.60	7	41,073,307.03	6.49%	25	5.2993	1.590195
20,000,001 to 25,000,000	3	67,566,620.68	10.68%	25	4.9737	1.577863	1.61 to 1.70	2	11,121,611.40	1.76%	25	5.4691	1.682535
25,000,001 to 30,000,000	1	27,795,000.00	4.39%	25	5.0300	1.508400	1.71 to 1.80	2	14,022,457.58	2.22%	25	4.9962	1.756975
30,000,001 to 40,000,000	2	71,679,257.76	11.32%	25	4.6104	2.323024	1.81 to 1.90	1	36,129,257.76	5.71%	25	4.5410	1.810500
40,000,001 or greater	1	50,000,000.00	7.90%	25	4.5160	0.218500	1.91 to 2.00	4	35,358,068.74	5.59%	25	5.0455	1.977278
Totals	59	632,937,491.66	100.00%	24	5.0540	1.668030	2.01 to 2.25	3	33,265,000.00	5.26%	24	5.1641	2.125150
							2.26 to 2.50	5	55,509,896.45	8.77%	24	4.7852	2.412876
							2.51 or greater	8	82,379,354.45	13.02%	24	4.9170	3.091570
							Totals	59	632,937,491.66	100.00%	24	5.0540	1.668030
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	62,089,213.28	9.81%	22	5.1336	NAP
							Defeased	8	62,089,213.28	9.81%	22	5.1336	NAP
Arizona	3	4,336,703.47	0.69%	25	4.5410	1.810500
							Industrial	4	26,081,350.10	4.12%	25	5.2320	2.286009
California	5	35,055,122.62	5.54%	24	5.1291	2.164658
							Lodging	9	74,708,309.21	11.80%	25	5.3397	2.151088
Colorado	2	36,697,419.57	5.80%	24	4.6766	2.811589
							Mixed Use	5	95,337,502.66	15.06%	25	4.7548	1.092830
Florida	4	39,481,274.77	6.24%	25	5.0842	1.425990
							Multi-Family	3	21,915,599.78	3.46%	24	5.2504	1.827270
Georgia	5	9,797,705.97	1.55%	25	5.1078	1.203349
							Office	33	182,733,801.58	28.87%	25	4.9958	1.954152
Illinois	5	47,850,239.43	7.56%	25	4.7807	2.127390
							Other	2	25,068,754.89	3.96%	25	5.1942	(0.021864)
Indiana	3	10,735,635.96	1.70%	24	4.7243	2.365574
							Retail	12	128,398,213.64	20.29%	25	5.0791	1.529669
Maryland	1	11,000,000.00	1.74%	23	4.9980	2.195300
							Self Storage	4	16,604,746.41	2.62%	24	4.8869	2.558362
Michigan	5	40,975,012.45	6.47%	25	5.3690	1.031794
							Totals	80	632,937,491.66	100.00%	24	5.0540	1.668030
Minnesota	2	3,511,126.39	0.55%	25	4.8321	1.757296

Missouri	4	39,186,355.93	6.19%	25	5.2318	2.133312

Montana	1	14,110,457.23	2.23%	25	5.6304	1.423000

New Jersey	1	40,000,000.00	6.32%	25	5.3180	1.488300

New York	15	143,212,616.60	22.63%	25	4.8511	1.365233

North Carolina	4	12,308,418.02	1.94%	24	4.9948	2.210980

Pennsylvania	1	704,714.41	0.11%	25	4.5410	1.810500

Tennessee	2	14,586,204.46	2.30%	22	5.3958	1.423414

Texas	4	16,540,161.61	2.61%	24	5.1575	2.035522

Utah	1	9,819,312.14	1.55%	25	4.8234	1.739500

Virginia	1	2,334,104.94	0.37%	25	6.0060	1.410900

Washington	2	33,419,717.80	5.28%	25	5.4253	1.011070

Wisconsin	1	5,185,974.48	0.82%	25	4.5410	1.810500

Totals	80	632,937,491.66	100.00%	24	5.0540	1.668030

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	62,089,213.28	9.81%	22	5.1336	NAP	Defeased	8	62,089,213.28	9.81%	22	5.1336	NAP
	4.6000% or less	5	114,319,842.92	18.06%	25	4.5305	1.321709	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.6001% to 4.8000%	3	70,055,477.88	11.07%	24	4.7160	2.298498	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.8001% to 5.0000%	8	70,739,636.63	11.18%	24	4.9224	2.083675	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2000%	6	86,800,582.72	13.71%	25	5.0730	1.788012	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2001% to 5.4000%	13	125,053,655.71	19.76%	25	5.3068	1.305422	49 months or greater	51	570,848,278.38	90.19%	25	5.0454	1.673376
	5.4001% to 5.6000%	9	67,171,795.34	10.61%	24	5.4974	2.117752	Totals	59	632,937,491.66	100.00%	24	5.0540	1.668030
	5.6001% to 5.8000%	5	23,496,167.04	3.71%	25	5.6587	1.250382
	5.8001% or greater	2	13,211,120.14	2.09%	24	5.8611	0.427276
	Totals	59	632,937,491.66	100.00%	24	5.0540	1.668030
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	62,089,213.28	9.81%	22	5.1336	NAP	Defeased	8	62,089,213.28	9.81%	22	5.1336	NAP
	115 months or less	51	570,848,278.38	90.19%	25	5.0454	1.673376	Interest Only	19	299,503,257.76	47.32%	25	4.8751	1.653825
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	32	271,345,020.62	42.87%	25	5.2334	1.694956
	Totals	59	632,937,491.66	100.00%	24	5.0540	1.668030	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	59	632,937,491.66	100.00%	24	5.0540	1.668030
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	62,089,213.28	9.81%	22	5.1336	NAP			No outstanding loans in this group
Underwriter's Information		6	51,253,098.90	8.10%	25	5.2232	1.647306
	12 months or less	38	468,535,403.09	74.03%	25	4.9972	1.744052
	13 months to 24 months	4	33,459,776.39	5.29%	25	5.4473	0.537876
	25 months or greater	3	17,600,000.00	2.78%	23	5.0478	2.026533
	Totals	59	632,937,491.66	100.00%	24	5.0540	1.668030
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	303161225	Various New York		NY	Actual/360	4.516%	194,438.89	0.00	0.00	N/A	05/01/28	--	50,000,000.00	50,000,000.00	02/01/26
2	310481002	OF	Various	Various	Actual/360	4.541%	141,276.44	0.00	0.00	N/A	05/01/28	--	36,129,257.76	36,129,257.76	04/01/26
3	407004788	OF	Madison	NJ	Actual/360	5.318%	68,690.83	0.00	0.00	N/A	05/06/28	--	15,000,000.00	15,000,000.00	04/06/26
3A	407004789				Actual/360	5.318%	68,690.83	0.00	0.00	N/A	05/06/28	--	15,000,000.00	15,000,000.00	04/06/26
3B	407004790				Actual/360	5.318%	45,793.89	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	04/06/26
4	28002045	OF	Denver	CO	Actual/360	4.681%	143,297.11	0.00	0.00	N/A	04/06/28	--	35,550,000.00	35,550,000.00	04/06/26
5	310481005	OF	Various	NY	Actual/360	4.894%	84,282.11	0.00	0.00	N/A	05/06/28	--	20,000,000.00	20,000,000.00	04/06/26
5A	310481105				Actual/360	4.894%	42,141.06	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	04/06/26
6	407004786	MU	New York	NY	Actual/360	5.030%	120,390.95	0.00	0.00	N/A	05/06/28	--	27,795,000.00	27,795,000.00	04/06/26
7	300571811	IN	Malvern	PA	Actual/360	5.300%	107,621.64	42,310.62	0.00	N/A	01/06/28	--	23,581,125.40	23,538,814.78	04/06/26
8	310481008	OF	Oakland	CA	Actual/360	5.280%	35,631.11	11,187.24	0.00	N/A	04/06/28	--	7,836,753.32	7,825,566.08	04/06/26
8A	310481108				Actual/360	5.280%	35,631.11	11,187.24	0.00	N/A	04/06/28	--	7,836,753.32	7,825,566.08	04/06/26
8B	310481058				Actual/360	5.280%	19,185.98	6,023.90	0.00	N/A	04/06/28	--	4,219,790.31	4,213,766.41	04/06/26
8C	310481059				Actual/360	5.280%	19,185.98	6,023.90	0.00	N/A	04/06/28	--	4,219,790.31	4,213,766.41	04/06/26
9	310481009	RT	Marysville	WA	Actual/360	5.230%	101,706.94	40,717.67	0.00	N/A	05/01/28	--	22,583,420.27	22,542,702.60	04/01/26
10	310481010	RT	Ballwin	MO	Actual/360	5.070%	109,145.83	0.00	0.00	N/A	05/01/28	--	25,000,000.00	25,000,000.00	04/01/26
11	310481011	98	Detroit	MI	Actual/360	5.380%	91,418.61	54,247.44	0.00	N/A	05/01/28	--	19,733,002.33	19,678,754.89	10/01/24
12	303161226	RT	McHenry	IL	Actual/360	4.565%	78,825.07	28,391.43	0.00	N/A	05/01/28	--	20,052,309.51	20,023,918.08	04/01/26
13	28002067	LO	Carle Place	NY	Actual/360	5.075%	81,558.67	27,536.38	0.00	N/A	05/06/28	--	18,662,718.81	18,635,182.43	04/06/26
14	303161224	RT	Ormond Beach	FL	Actual/360	4.770%	78,582.50	25,988.21	0.00	N/A	05/01/28	--	19,131,466.09	19,105,477.88	04/01/26
17	310481017	OF	Billings	MT	Actual/360	5.630%	68,519.38	21,912.21	0.00	N/A	05/06/28	--	14,132,369.44	14,110,457.23	04/06/26
18	310481018	MU	Chicago	IL	Actual/360	4.730%	62,725.06	0.00	0.00	N/A	04/01/28	--	15,400,000.00	15,400,000.00	04/01/26
19	310481019	RT	Lakeland	FL	Actual/360	4.640%	51,573.20	22,731.28	0.00	N/A	01/01/28	--	12,907,641.56	12,884,910.28	04/01/26
20	310481020	RT	Sevierville	TN	Actual/360	5.525%	60,373.86	19,051.65	0.00	N/A	01/06/28	--	12,689,878.58	12,670,826.93	04/06/26
21	300571810	LO	Seatac	WA	Actual/360	5.830%	54,695.14	17,828.37	0.00	N/A	04/06/28	--	10,894,843.57	10,877,015.20	04/06/26
22	310481022	IN	Fraser	MI	Actual/360	5.534%	58,442.21	0.00	0.00	05/06/28	01/06/30	--	12,265,000.00	12,265,000.00	04/06/26
23	310481023	LO	Salt Lake City	UT	Actual/360	4.823%	40,863.18	18,978.50	0.00	N/A	05/06/28	--	9,838,290.64	9,819,312.14	04/06/26
24	310481024	MF	Hagerstown	MD	Actual/360	4.998%	47,342.17	0.00	0.00	N/A	03/06/28	--	11,000,000.00	11,000,000.00	04/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	310481025	RT	Chicago	IL	Actual/360	5.440%	42,158.68	15,654.42	0.00	N/A	05/01/28	--	8,999,717.36	8,984,062.94	04/01/26
26	310481026	RT	Houston	TX	Actual/360	5.170%	39,111.68	14,902.79	0.00	N/A	04/01/28	--	8,785,303.08	8,770,400.29	04/01/26
27	310481027	LO	Port St. Lucie	FL	Actual/360	5.310%	37,947.50	14,865.45	0.00	N/A	04/01/28	--	8,299,071.11	8,284,205.66	04/01/26
28	310481028	SS	Houston	TX	Actual/360	5.070%	38,099.72	11,141.09	0.00	N/A	05/01/28	--	8,726,793.08	8,715,651.99	04/01/26
29	310481029	LO	Lake Wales	FL	Actual/360	5.440%	37,017.38	13,745.34	0.00	N/A	05/01/28	--	7,902,191.13	7,888,445.79	04/01/26
30	310481030	MF	Hamburg	NY	Actual/360	5.490%	36,381.06	13,188.88	0.00	N/A	06/01/28	--	7,695,623.05	7,682,434.17	04/01/26
31	28202047	LO	Branson	MO	Actual/360	5.510%	29,570.06	10,787.52	0.00	N/A	04/06/28	--	6,232,199.82	6,221,412.30	04/06/26
32	310481032	MF	Kansas City	KS	Actual/360	4.570%	24,682.07	9,034.23	0.00	N/A	02/01/28	11/02/27	6,272,000.80	6,262,966.57	04/01/26
33	28002066	IN	Livonia	MI	Actual/360	4.950%	24,826.42	8,801.09	0.00	N/A	05/06/28	--	5,824,379.17	5,815,578.08	04/06/26
34	303161223	IN	Indianapolis	IN	Actual/360	4.550%	22,238.74	9,296.50	0.00	N/A	04/01/28	--	5,675,963.58	5,666,667.08	04/01/26
35	310481035	SS	Rolesville	NC	Actual/360	5.000%	24,059.72	8,417.99	0.00	N/A	04/01/28	--	5,588,063.03	5,579,645.04	04/01/26
36	310481036	LO	Duluth	GA	Actual/360	5.708%	23,442.14	12,587.42	0.00	N/A	05/06/28	--	4,768,875.51	4,756,288.09	04/06/26
37	310481037	SS	Shirley	NY	Actual/360	4.954%	23,462.69	0.00	0.00	N/A	04/06/28	--	5,500,000.00	5,500,000.00	04/06/26
38	28202048	LO	Branson	MO	Actual/360	5.510%	22,489.90	8,204.60	0.00	N/A	04/06/28	--	4,739,982.62	4,731,778.02	04/06/26
39	28002060	RT	Parkland	FL	Actual/360	5.400%	19,578.92	7,374.56	0.00	N/A	05/06/28	--	4,210,520.00	4,203,145.44	04/06/26
40	300571807	LO	Midland	TX	Actual/360	5.820%	18,705.39	9,795.06	0.00	N/A	04/06/28	01/06/28	3,732,368.60	3,722,573.54	04/06/26
42	310481042	MU	Asheville	NC	Actual/360	5.310%	18,008.96	6,034.83	0.00	N/A	04/01/28	--	3,938,537.49	3,932,502.66	04/01/26
43	303161227	LO	Encinitas	CA	Actual/360	5.485%	16,550.92	9,509.74	0.00	N/A	05/01/28	--	3,504,179.32	3,494,669.58	04/01/26
44	407004784	RT	Fort Myers	FL	Actual/360	5.400%	16,190.30	6,141.78	0.00	N/A	04/06/28	12/06/27	3,481,785.24	3,475,643.46	04/06/26
46	407004794	MF	St. Louis	MO	Actual/360	5.540%	15,450.41	5,536.67	0.00	N/A	05/06/28	--	3,238,702.28	3,233,165.61	03/06/26
47	310481047	MU	New York	NY	Actual/360	5.090%	15,779.00	0.00	0.00	N/A	04/01/28	--	3,600,000.00	3,600,000.00	04/01/26
48	310481048	OF	Houston	TX	Actual/360	5.690%	14,063.19	4,779.23	0.00	N/A	05/01/28	--	2,870,200.95	2,865,421.72	04/01/26
49	310481049	SS	Austin	TX	Actual/360	5.000%	13,041.74	3,948.66	0.00	N/A	04/01/28	--	3,029,050.03	3,025,101.37	04/01/26
50	310481050	RT	Goshen	IN	Actual/360	5.180%	13,381.67	0.00	0.00	N/A	04/01/28	--	3,000,000.00	3,000,000.00	11/01/19
51	310481051	RT	Pontiac	MI	Actual/360	5.330%	10,740.65	6,472.69	0.00	N/A	05/06/28	--	2,340,152.17	2,333,679.48	04/06/26
52	28002073	IN	Abingdon	VA	Actual/360	6.006%	12,102.37	5,948.34	0.00	N/A	05/06/28	--	2,340,053.28	2,334,104.94	04/06/26
53	28002071	IN	Indianapolis	IN	Actual/360	6.006%	11,021.80	5,417.24	0.00	N/A	05/06/28	02/06/28	2,131,119.92	2,125,702.68	04/06/26
54	310481054	SS	Yucaipa	CA	Actual/360	4.350%	9,364.58	0.00	0.00	N/A	02/01/28	--	2,500,000.00	2,500,000.00	04/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
55	28002072	IN	New Berlin	WI	Actual/360	6.006%	7,066.91	3,473.42	0.00 N/A	05/06/28	02/06/28	1,366,423.40	1,362,949.98	04/06/26
56	28002078	RT	Gladwin	MI	Actual/360	5.700%	4,329.15	0.00	0.00 05/06/28	05/06/33	--	882,000.00	882,000.00	04/06/26
57	28002077	RT	Foley	MN	Actual/360	5.700%	4,329.15	0.00	0.00 05/06/28	05/06/33	--	882,000.00	882,000.00	04/06/26
Totals							2,757,222.62	579,175.58	0.00			633,516,667.24	632,937,491.66
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	264,916.50	01/01/25	06/30/25	--	0.00	0.00	193,799.51	369,856.25	0.00	0.00
2	12,112,692.00	7,254,782.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,007,949.00	5,262,315.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	9,248,718.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,902,600.05	4,349,508.04	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,975,178.12	1,621,431.88	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	8,110,810.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,545,193.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,175,833.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	108,640.00	(24,779.07)	01/01/25	03/31/25	12/11/25	8,227,112.40	451,492.23	2,167,043.85	2,167,043.85	0.00	0.00
12	3,409,959.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,037,081.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,526,055.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,654,445.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,867,156.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,455,447.00	1,053,973.25	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	548,316.68	296,665.73	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,537,366.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,414,374.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,247,705.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	822,432.70	603,980.86	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,403,872.00	861,860.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,221,160.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,159,376.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	829,247.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	4,812,331.00	3,377,975.75	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	995,989.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,282,593.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,010,841.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	315,156.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	676,753.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	5,520,706.00	4,569,003.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	616,423.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	571,084.72	436,098.43	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	927,037.00	879,037.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	390,781.54	341,318.90	01/01/24	09/30/24	--	0.00	0.00	20,924.33	20,924.33	0.00	0.00
47	362,326.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	360,223.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	315,299.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	242,500.00	0.00	--	--	08/11/25	820,445.23	77,036.95	9,669.00	932,161.63	0.00	0.00
51	372,629.00	161,586.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	338,071.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	581,157.00	338,349.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	82,443.00	61,832.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
57	82,692.00	62,019.86	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	92,178,649.61	31,771,874.13				9,047,557.63	528,529.18	2,391,436.70	3,489,986.06	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/26	1	50,000,000.00	0	0.00	1	3,000,000.00	1	50,000,000.00	1	19,678,754.89	0	0.00	0	0.00	0	0.00	5.054048%	5.002080%	24
03/17/26	0	0.00	1	50,000,000.00	1	3,000,000.00	1	50,000,000.00	1	19,733,002.33	0	0.00	0	0.00	0	0.00	5.054225%	5.002264%	25
02/18/26	1	50,000,000.00	0	0.00	1	3,000,000.00	0	0.00	1	19,795,833.81	0	0.00	0	0.00	0	0.00	5.054444%	5.002493%	26
01/16/26	0	0.00	1	50,000,000.00	1	3,000,000.00	1	19,849,541.35	0	0.00	0	0.00	0	0.00	0	0.00	5.054619%	5.002674%	27
12/17/25	0	0.00	1	50,000,000.00	1	3,000,000.00	1	19,903,001.22	0	0.00	0	0.00	0	0.00	0	0.00	5.054792%	5.002855%	28
11/18/25	1	50,000,000.00	0	0.00	1	3,000,000.00	1	19,959,183.60	0	0.00	0	0.00	0	0.00	0	0.00	5.054979%	5.003049%	29
10/20/25	1	3,600,000.00	0	0.00	1	3,000,000.00	1	20,012,137.86	0	0.00	0	0.00	0	0.00	0	0.00	5.055150%	5.003227%	30
09/17/25	0	0.00	0	0.00	1	3,000,000.00	1	20,067,833.12	0	0.00	0	0.00	0	0.00	0	0.00	5.055334%	5.003419%	31
08/15/25	0	0.00	0	0.00	1	3,000,000.00	1	20,120,286.35	0	0.00	0	0.00	0	0.00	1	14,432,655.77	5.055503%	5.003594%	32
07/17/25	1	50,000,000.00	0	0.00	2	17,467,636.00	1	20,172,497.70	0	0.00	1	14,467,636.00	0	0.00	0	0.00	5.074495%	5.017872%	33
06/17/25	0	0.00	0	0.00	2	17,504,806.42	1	20,227,477.23	0	0.00	0	0.00	1	4,319,588.23	0	0.00	5.074702%	5.018079%	34
05/16/25	1	50,000,000.00	0	0.00	2	17,539,421.63	1	20,279,194.28	0	0.00	0	0.00	0	0.00	0	0.00	5.071388%	5.014981%	35
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	303161225	02/01/26	1	1	193,799.51	369,856.25	21,000.00	50,000,000.00	03/24/25	2		01/23/26
46	407004794	03/06/26	0	B	20,924.33	20,924.33	0.00	3,238,702.28
50	310481050	11/01/19	76	6	9,669.00	932,161.63	232,962.18	3,000,000.00	02/26/20	2
Totals					224,392.85	1,322,942.21	253,962.18	56,238,702.28
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		223,761,781	220,761,781	3,000,000		0
25 - 36 Months		395,146,711	325,467,956	0		69,678,755
37 - 48 Months		12,265,000	12,265,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,764,000	1,764,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-26	632,937,492	560,258,737	0	0	3,000,000	69,678,755
Mar-26	633,516,667	560,783,665	0	0	3,000,000	69,733,002
Feb-26	634,238,053	561,442,219	50,000,000	0	3,000,000	19,795,834
Jan-26	634,811,378	561,961,837	0	50,000,000	3,000,000	19,849,541
Dec-25	635,382,124	562,479,123	0	50,000,000	3,000,000	19,903,001
Nov-25	635,998,831	563,039,647	50,000,000	0	3,000,000	19,959,184
Oct-25	636,564,235	609,952,097	3,600,000	0	3,000,000	20,012,138
Sep-25	637,175,795	614,107,962	0	0	3,000,000	20,067,833
Aug-25	637,735,905	614,615,619	0	0	3,000,000	20,120,286
Jul-25	652,761,132	565,120,999	50,000,000	0	17,467,636	20,172,498
Jun-25	653,402,334	615,670,050	0	0	17,504,806	20,227,477
May-25	658,308,903	570,490,287	50,000,000	0	17,539,422	20,279,194
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	303161225	50,000,000.00	50,000,000.00	88,100,000.00	03/02/18	250,170.00	0.21850	06/30/25	05/01/28	I/O
11	310481011	19,678,754.89	20,649,546.14	15,000,000.00	11/04/25	(38,354.07)	(0.08770)	03/31/25	05/01/28	204
47	310481047	3,600,000.00	3,600,000.00	9,850,000.00	01/04/24	358,630.74	1.93030	12/31/21	04/01/28	I/O
50	310481050	3,000,000.00	3,000,000.00	3,850,000.00	07/11/25	240,000.00	1.52320	12/31/18	04/01/28	I/O
Totals		76,278,754.89	77,249,546.14	116,800,000.00		810,446.67

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	303161225	Various	NY	03/24/25	2

The Loan was transferred to the Special Servicer on March 24, 2025, following an imminent monetary default. The Borrower has been unsuccessful in securing new tenants and has indicated a willingness to transfer title to the lender. A foreclosure complaint was filed on January 23, 2026, and the Special Servicer is actively pursuing the court appointment of a Receiver. The Property currently stands at 75% occupancy. The Special Servicer is evaluating all available disposition options, including the marketin g of the Loan for sale through the Receiver.

11	310481011	98	MI	09/24/24	7

The Loan was transferred to Special Servicing due to a monetary default on the September 1, 2024 payment. The Lender was the successful bidder at the non-judicial foreclosure sale and was awaiting the expiration of the redemption period on

January 19, 202 6. The redemption period expired on January 19, 2026, and title vested in the Lender. Special Servicer is currently working on the business plan with a placeholder disposition date of end of 2026.

47	310481047	MU	NY	06/14/23	13
Loan transferred to SS on 6/14/2023 due to Payment Default. While the Loan is current on debt service payments, it remains in Financial Reporting Default. NoD was issued to Borrower on 3/25/2026.

50	310481050	RT	IN	02/26/20	2

The Loan transferred to Special Servicing on 2/26/2020 due to Imminent Non-Monetary Default, relating to non-permitted equity transfers within the Borrower entity. The Loan subsequently went into Monetary Default. Special Servicer pursued a foreclosure st rategy in order to obtain clear title to the Property. Property is currently 100% occupied by the sole tenant, CVS. Foreclosure Sale is scheduled for 4/14/2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	310481011	0.00	5.38000%	0.00	5.38000%	10	03/29/22	12/01/20	05/11/22
11	310481011	0.00	5.38000%	0.00	5.38000%	10	03/31/22	12/01/20	05/11/22
13	28002067	20,150,000.00	5.07500%	20,150,000.00	5.07500%	10	08/26/20	10/01/20	10/13/20
16	28002081	0.00	5.90500%	0.00	5.90500%	10	05/30/25	--	--
21	300571810	0.00	5.83000%	0.00	5.83000%	8	09/23/21	09/24/21	--
36	310481036	0.00	5.70850%	0.00	5.70850%	10	09/06/21	09/07/21	--
Totals		20,150,000.00		20,150,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	28002081 08/15/25	14,467,636.00	16,500,000.00	16,191,000.78	466,463.11	16,191,000.78	15,724,537.67	0.00	0.00	0.00	0.00	0.00%
41	310481041 12/17/24	4,051,637.96	2,000,000.00	880,464.72	880,464.72	880,464.72	0.00	4,051,637.96	0.00	152,099.25	3,899,538.71	89.64%
45	310481045 11/17/23	3,496,899.45	5,950,000.00	4,027,605.82	257,279.11	4,027,605.82	3,770,326.71	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		22,016,173.41	24,450,000.00	21,099,071.32	1,604,206.94	21,099,071.32	19,494,864.38	4,051,637.96	0.00	152,099.25	3,899,538.71

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
16	28002081	08/15/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	310481041	07/17/25	0.00	0.00	3,899,538.71	0.00	0.00	(152,099.25)	0.00	0.00	3,899,538.71
		12/17/24	0.00	0.00	4,051,637.96	0.00	0.00	4,051,637.96	0.00	0.00
45	310481045	11/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,899,538.71	0.00	0.00	3,899,538.71	0.00	0.00	3,899,538.71

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	10,763.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	973.36	0.00	0.00	0.00
11	0.00	0.00	5,000.00	0.00	0.00	38,034.68	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,262.51	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	15.19	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	598.42	0.00	0.00	0.00	24.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	38.05	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	528.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	114.45	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	11.58	0.00	0.00	0.00
47	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	5,000.00	0.00	0.00	3,651.70	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,763.89	0.00	1,126.55	41,686.38	0.00	0.00	1,176.63	0.00	3,262.51	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		73,015.96

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the UBS 2018-C10 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investorsshould refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 29 of 29